Disposals of subsidiaries - Yantai Pengai (Details) - CNY (¥)		1 Months Ended				12 Months Ended
	Dec. 25, 2020	Dec. 31, 2020	May 31, 2020	May 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Net assets disposed of:
Property, plant and equipment.		¥ 531,941,000				¥ 235,028,000	¥ 519,323,000
Deferred income tax assets		32,646,000				12,254,000	19,900,000
Inventories		33,336,000					26,120,000
Other receivables, deposits and prepayments		98,715,000					71,278,000
Cash and cash equivalents		44,384,000				101,886,000	154,490,000
Income tax payable		(13,194,000)					(19,942,000)
Deferred income tax liabilities		(14,651,000)				(1,971,000)	(12,829,000)
Trade payables		(33,654,000)					(17,017,000)
Accruals, other payables and provisions		(68,783,000)					(58,439,000)
Borrowings		135,814,000					127,470,000
Contract liabilities		(8,639,000)				(5,996,000)	(5,542,000)
Lease liabilities		(214,851,000)					(201,881,000)	¥ (133,107,000)
Non-controlling interests		(34,840,000)					(43,117,000)
Guangdong Hanfei
Net assets disposed of:
Cash consideration		61,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		¥ 20,000,000
Disposals of subsidiaries | Yantai Pengai Jiayan
Net assets disposed of:
Property, plant and equipment.					¥ 10,540,000
Goodwill					367,000
Inventories					157,000
Trade and other receivables					5,891,000
Cash and cash equivalents					241,000
Income tax payable					(271,000)
Trade payables and other payables					(1,834,000)
Accruals, other payables and provisions					(4,683,000)
Contract liabilities					(133,000)
Lease liabilities					(8,079,000)
Non-controlling interests					(609,000)
Net assets of subsidiary					1,587,000
Cash consideration					¥ 4,888,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received						3,160,000
Cash and cash equivalents disposed of						(241,000)
Net cash inflow in respect of disposal of subsidiary						¥ 2,919,000
Disposals of subsidiaries | Yantai Pengai
Net assets disposed of:
Property, plant and equipment.			¥ 3,910,000
Intangible assets			17,000
Goodwill			175,000
Income tax receivables			75,000
Inventories			66,000
Trade and other receivables			97,000
Cash and cash equivalents			1,000
Trade payables and other payables			(263,000)
Contract liabilities			(12,000)
Lease liabilities			(1,896,000)
Non-controlling interests			(618,000)
Net assets of subsidiary			1,552,000
Gain on disposal of subsidiary			(729,000)
Cash consideration			823,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received			823,000
Cash and cash equivalents disposed of			(1,000)
Net cash inflow in respect of disposal of subsidiary			¥ 822,000
Consideration receivable balance							¥ 728,000
Disposals of subsidiaries | Guangdong Hanfei
Net assets disposed of:
Property, plant and equipment.	¥ 165,711,000
Intangible assets	58,541,000
Goodwill	102,971,000
Deferred income tax assets	575,000
Inventories	9,472,000
Trade and other receivables	57,249,000
Cash and cash equivalents	828,000
Income tax payable	(11,464,000)
Trade payables and other payables	(90,143,000)
Borrowings	(4,705,000)
Contract liabilities	(7,477,000)
Lease liabilities	(132,385,000)
Non-controlling interests	(27,961,000)
Net assets of subsidiary	121,212,000
Cash consideration	61,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	20,000,000
Cash and cash equivalents disposed of	¥ (828,000)
Disposals of subsidiaries | Baotou Pengai
Net assets disposed of:
Property, plant and equipment.				¥ 7,191,000
Intangible assets				16,000
Deferred income tax assets				182,000
Inventories				236,000
Current income tax recoverable				14,000
Cash and cash equivalents				1,465,000
Trade payables and other payables				(5,560,000)
Contract liabilities				(17,000)
Lease liabilities				(367,000)
Non-controlling interests				(1,932,000)
Net assets of subsidiary				1,910,000
Cash consideration				1,649,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				150,000
Cash and cash equivalents disposed of				¥ (1,465,000)